Other assets	12 Months Ended
Mar. 31, 2015
Other assets

15. Other assets

Other assets include the following:

	As of March 31,
	2014		2015		2015
	(In millions)
Security deposits for leased property	Rs.	3,728.7	Rs.	4,232.1	US$	67.9
Sundry accounts receivable		22,455.4		12,492.3		200.5
Advance tax (net of provision for taxes)		12,251.3		14,703.2		236.0
Advances		1,444.8		2,682.1		43.0
Prepaid expenses		1,160.2		1,454.2		23.3

Restricted cash/ securitization margin for credit enhancement and securitized transactions		3,677.4		3,197.0		51.3
Derivatives (refer to note 24)		142,479.3		72,415.7		1,162.2
Others		27,093.9		19,301.4		309.8

Total	Rs.	214,291.0	Rs.	130,478.0	US$	2,094.0